Prepaid Expenses, Other Current Assets and Other Current Liabilities - Schedule Of Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
AusIndustry incentive	$ 540,604	$ 179,687
Vendor deposits	172,439	101,386
Excise Tax Bonds	125,784	74,121
Other tax receivables	32,458	0
Other current assets	17,644	126,394
Other current assets	$ 888,929	$ 481,588